Financial instruments disclosures - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Adjustment on currency translation	$ (298)
Level 3
Disclosure of detailed information about financial instruments [line items]
Opening balance	383
Adjustment on currency translation	(12)
– net operating costs	(17)
– net operating costs	48
Total unrealised gains transferred into other comprehensive income	175
Disposals/maturity of financial instruments	(12)
Closing balance	565
Total gains included in the income statement for assets and liabilities held at period end	$ 31